Intangible assets - Schedule of Amortization (Details)	Dec. 31, 2025 USD ($)
Amortization [Member]
Intangible assets - Schedule of Amortization (Details) [Line Items]
2026	$ 67,659
2027	67,659
2028	67,659
2029	67,659
2030	67,659
Net Carrying Value [Member]
Intangible assets - Schedule of Amortization (Details) [Line Items]
2026	2,610,788
2027	2,543,129
2028	2,475,470
2029	2,407,811
2030	$ 2,340,152